Stock Options (Details 2)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Options Outstanding, Number of Option	1,758,315
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 11 days
Option Exercisable, Number of Option	827,443
Option Exercisable,Weighted Average Exercise Price | $ / shares	$ 0.0026
Exercise Price 0.0026 [Member]
Options Outstanding, Number of Option	1,758,315
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 11 days
Option Exercisable, Number of Option	827,443
Option Exercisable,Weighted Average Exercise Price | $ / shares	$ 0.0026